Note 5 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2016	Cost	Accumulated depreciation	Net

Land	$2,520	$-	$2,520
Buildings	10,366	4,529	5,837
Vehicles	52,497	33,739	18,758
Furniture and equipment	54,194	37,807	16,387
Computer equipment and software	81,516	59,896	21,620
Leasehold improvements	23,550	15,589	7,961
	$224,643	$151,560	$73,083
December 31, 2015	Cost	Accumulated depreciation	Net

Land	$2,519	$-	$2,519
Buildings	10,231	4,028	6,203
Vehicles	35,983	26,031	9,952
Furniture and equipment	43,399	29,435	13,964
Computer equipment and software	69,405	48,628	20,777
Leasehold improvements	20,737	16,577	4,160
	$182,274	$124,699	$57,575